Document and Entity Information	9 Months Ended
Sep. 30, 2022
Document Information [Line Items]
Document Type	6-K
Entity Registrant Name	Futu Holdings Ltd
Entity Central Index Key	0001754581
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Document Period End Date	Sep. 30, 2022